EMPLOYMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs	$ 33,347	$ 36,288	$ 38,002
Total share based payments, inclusive of amounts capitalised	816	839	1,607
Employees contribution	447	503	490
Pension accrual	47	$ 43	$ 45
Wages and salaries net of credit	$ 1,316